Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents	At December 31, 2025 and 2024, the Company had the following cash and cash equivalents:

	As at December 31,
	2025	2024

Cash	$52,684	$4,454
Demand deposits	459	-
Total cash and cash equivalents	$53,143	$4,454